Supplement dated December 24, 2003 to
	        The Tax Tamerr I and the Tax Tamerr II
		individual variable annuity contracts
	     First Investors Life Variable Annuity Fund C
		        (Separate Account C)
	     First Investors Life Variable Annuity Fund D
 	 		(Separate Account D)
		    prospectus dated May 1, 2003


As of January 1, 2004, First Investors Life Insurance Company no longer issues Contracts under Separate Account C except in California, Washington, Maine and the District of Columbia.

As of January 1, 2004, the initial purchase payment required to purchase a Separate Account D Contract is reduced from $25,000 to $5,000. As a result, the first sentence of the first paragraph under "Purchase Payments" on page 14 of the Prospectus is revised to read as follows:

"Your initial purchase payment must be at least $5,000 for a Contract under Separate Account D."

All defined terms have the same meaning as those in the Prospectus.

You should keep this Supplement with your Prospectus and Contract for future reference.












Supp SA C/D (12/03)